Employee Benefit Plans and Postretirement Benefits - Net Amounts Recognized in Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Pension, postretirement and other postemployment benefits	$ (2,282)	$ (2,614)
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Other assets	6	19
Pension, postretirement and other postemployment benefits	(807)	(952)
Net liability recognized at end of year	(801)	(933)
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension, postretirement and other postemployment benefits	(1,052)	(1,136)
Net liability recognized at end of year	(1,052)	(1,136)
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension, postretirement and other postemployment benefits	(423)	(526)
Net liability recognized at end of year	$ (423)	$ (526)